Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets	Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.
	As of December 31,
	2023	2024
	RMB	RMB	US$
Additional paid-in-capital	203,150	203,150	27,832
Statutory reserve	31,311	32,647	4,473
	234,461	235,797	32,305